SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions	3 Months Ended
Mar. 31, 2021 $ / shares
Share-Based Award Valuation [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected dividend yield	0.00%
Expected volatility	90.00%
Share-Based Award Valuation [Member] | Minimum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term (life)	5 years
Risk-free interest rate	0.78%
Share-Based Award Valuation [Member] | Maximum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term (life)	6 years 3 months
Risk-free interest rate	1.02%
Market-based Restricted Share Units [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Risk-free interest rate	0.50%
Expected dividend yield	0.00%
Expected volatility	90.00%
Grant date share price (in Dollars per share)	$ 14.40
Market-based Restricted Share Units [Member] | Minimum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term (life)	1 year 9 months 18 days
Market-based Restricted Share Units [Member] | Maximum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term (life)	3 years 9 months 18 days